Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2020	May 31, 2019	May 31, 2018
Current assets
Cash and cash equivalents	$ 915,057	$ 1,414,171	$ 983,319
Restricted cash	0	43	47
Term deposits	284,793	108,672	107,741
Short-term investments	2,318,280	1,668,689	1,623,763
Accounts receivable, net of allowance of US$485, US$503 and US$557 as of May 31, 2018, 2019 and 2020, respectively	4,178	3,300	3,179
Inventory, net	31,324	29,046	40,175
Prepaid expenses and other current assets, net of allowance of US$914, US$248 and US$149 as of May 31, 2018, 2019 and 2020, respectively	199,404	199,677	182,095
Amounts due from related parties, current	3,384	42,644	1,595
Total current assets	3,756,420	3,466,242	2,941,914
Restricted cash, non-current	4,367	4,013	3,399
Property and equipment, net	672,455	532,015	449,592
Land use rights, net	6,037	6,405	3,785
Amounts due from related parties, non-current	22,709	1,204	2,226
Long-term deposits	62,116	49,742	40,099
Long-term prepaid rents	0	442	191
Intangible assets, net	10,246	13,935	8,544
Goodwill, net	80,366	79,614	31,729
Long-term investments, net	431,101	404,704	433,333
Deferred tax assets, non-current, net	63,324	61,467	43,323
Right-of-use assets	1,425,466	0	0
Other non-current assets	22,278	26,776	19,577
Total assets	6,556,885	4,646,559	3,977,712
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to the Company of US$39,279, US$33,646 and US$31,658 as of May 31, 2018, 2019 and 2020, respectively)	33,147	34,057	39,889
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$335,955, US$518,937 and US$581,576 as of May 31, 2018, 2019 and 2020, respectively)	634,619	576,521	373,537
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to the Company of US$54,844, US$79,067 and US$87,331 as of May 31, 2018, 2019 and 2020, respectively)	101,385	94,071	67,233
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to the Company of US$30, US$472 and US$1,590 as of May 31, 2018, 2019 and 2020, respectively)	1,590	472	30
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$1,244,748, US$1,268,318 and US$1,317,645 as of May 31, 2018, 2019 and 2020, respectively)	1,324,384	1,301,103	1,270,195
Operating lease liabilities-current (including operating lease liabilities-current of the consolidated variable interest entities without recourse to the Company of nil, nil and US$376,177 as of May 31, 2018, 2019 and 2020, respectively)	384,239	0	0
Total current liabilities	2,479,364	2,006,224	1,750,884
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$13,782, US$18,607 and US$12,392 as of May 31, 2018, 2019 and 2020, respectively)	11,906	18,781	12,133
Long-term loan (including long-term loan of the consolidated variable interest entities without recourse to the Company of nil, nil and nil as of May 31, 2018, 2019 and 2020, respectively)	117,881	96,457
Operating lease liabilities (including operating lease liabilities of the consolidated variable interest entities without recourse to the Company of nil, nil and US$ 1,054,149 as of May 31, 2018, 2019 and 2020, respectively)	1,077,923	0	0
Total liabilities	3,687,074	2,121,462	1,763,017
Commitments and contingencies (Note 21)
Mezzanine equity
Redeemable non-controlling interests	0	0	206,624
Equity
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2018, 2019 and 2020; 158,379,387, 158,801,714 and 158,801,714 shares issued as of May 31, 2018, 2019 and 2020; 158,319,910, 157,849,714 and 158,540,080 shares outstanding as of May 31, 2018, 2019 and 2020 respectively)	1,588	1,588	1,584
Treasury stock	(3)	(10)	(1)
Additional paid-in capital	456,088	428,959	129,059
Statutory reserves	380,078	305,529	263,518
Retained earnings	1,986,411	1,647,627	1,352,543
Accumulated other comprehensive income (loss)	(90,867)	(23,007)	244,886
Total New Oriental Education & Technology Group Inc. shareholders' equity	2,733,295	2,360,686	1,991,589
Non-controlling interests	136,516	164,411	16,482
Total equity	2,869,811	2,525,097	2,008,071
Total liabilities, mezzanine equity and equity	$ 6,556,885	$ 4,646,559	$ 3,977,712